SCHEDULE OF INVENTORY (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	[1]	$ 3,287,637	$ 2,457,121
Raw materials	[2]	2,426,168	1,353,371
WIP	[3]	23,976
Others(	[4]		3,536
Total Inventory		$ 5,737,781	$ 3,814,028

[1]	Finished goods includes electric vehicles and accessories.
[2]	Raw materials mainly include parts, and battery cells.
[3]	Work-in-process includes cost incurred to build prototypes with customized software.
[4]	Others includes low-value consumption goods and goods shipped in transit.